LEASES (Tables)	12 Months Ended
Mar. 31, 2024
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	March 31,	March 31,
	2024	2023
Operating lease right-of-use lease assets	$346,995	$443,238

Operating lease liabilities – current	$248,562	$286,906
Operating lease liabilities – non-current	186,833	195,010
Total operating lease liabilities	$435,395	$481,916

Schedule of weighted average remaining lease terms and discount rates

	March 31,	March 31,
	2024	2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.02	3.42
Weighted average discount rate	4.38%	4.65%

Schedule of future minimum lease payments

2025	$258,820
2026	80,743
2027	63,193
2028	10,468
2029	10,966
Thereafter	38,382
Total lease payments	462,572
Less: imputed interest	(27,177)
Total	$435,395

Schedule of components of lease income

		For the Years Ended
		March 31,
	Location in Statements of
	Income	2024	2023	2022
Revenue from sales type leases	Sales of equipment	$45,411	$112,908	$165,101
Financing income on lease receivables	Financing	12,019	12,935	13,362
Lease income - operating leases	Leasing of equipment	911,140	627,347	986,252
Variable lease income	Leasing of equipment	323,180	482,493	500,381
Revenue from maintenance services	Maintenance services	106,745	113,582	235,248
Total lease income		$1,398,495	$1,349,265	$1,900,344